FAIR VALUE MEASUREMENTS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
FAIR VALUE MEASUREMENTS
Impairment charge, long-lived assets	¥ 16,148	$ 2,341	¥ 16,148
Nonrecurring
FAIR VALUE MEASUREMENTS
Impairment charge, long-lived assets	¥ 0		¥ 0
Significant unobservable inputs (Level 3) | Measurement Input, Discount Rate
FAIR VALUE MEASUREMENTS
Long lived assets measurement input	17.8	17.8